Assets pledged as collateral (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Collateral pledged
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	₩ 34,989,252	₩ 31,535,530
Loans at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	0	128,163
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	33,903,173	30,195,356
Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	15,328,573	15,016,057
Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	4,058,033	2,387,555
Securities at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	14,516,567	12,791,744
Deposits
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	1,086,079	1,212,011
Deposits at amortized cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	784,626	1,090,161
Real estate
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	301,098	121,446
Other financial assets
Assets pledged as collateral [Line Items]
Assets pledged as collateral	[1]	₩ 355	₩ 404

[1]	The carrying amounts of assets pledged that the pledgees have the right to sell or re-pledge regardless of the Group's default as of December 31, 2019 and 2020 are W9,696,487 million and W11,190,218 million, respectively.